SHARE-BASED COMPENSATION - Option Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share options
Number of Options
Granted (in shares)	7,900
Weighted-Average Exercise Price
Granted (in dollars per share) | $ / shares	$ 35.13
Share options | Management Share Option Plan
Number of Options
Outstanding (in shares)	3,639,000
Transferred (in shares)	778,000
Granted (in shares)	2,104,000
Exercised (in shares)	(710,000)
Cancelled (in shares)	(53,000)
Outstanding (in shares)	5,758,000
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares	$ 22.45
Transferred (in dollars per share) | $ / shares	18.54
Granted (in dollars per share) | $ / shares	35.13
Exercised (in dollars per share) | $ / shares	14.31
Cancelled (in dollars per share) | $ / shares	35.02
Outstanding (in dollars per share) | $ / shares	$ 26.57
Share options | Management Share Option Plan | Share-Based Payment Arrangement, Employee
Number of Options
Outstanding (in shares)	5,800
Share options | Management Share Option Plan | Brookfield Corporation
Number of Options
Outstanding (in shares)	14,553,000
Transferred (in shares)	3,111,000
Granted (in shares)	0
Exercised (in shares)	(2,535,000)
Cancelled (in shares)	(41,000)
Outstanding (in shares)	15,088,000
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares	$ 25.38
Transferred (in dollars per share) | $ / shares	20.95
Granted (in dollars per share) | $ / shares	0
Exercised (in dollars per share) | $ / shares	16.12
Cancelled (in dollars per share) | $ / shares	38.89
Outstanding (in dollars per share) | $ / shares	$ 24.48
Escrowed Shares
Number of Options
Granted (in shares)	4,800
Weighted-Average Exercise Price
Granted (in dollars per share) | $ / shares	$ 35.13
Escrowed Shares | Escrowed Stock Plan
Number of Options
Outstanding (in shares)	5,452,000
Transferred (in shares)	335,000
Granted (in shares)	3,251,000
Outstanding (in shares)	9,038,000
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares	$ 29.64
Transferred (in dollars per share) | $ / shares	29.64
Granted (in dollars per share) | $ / shares	35.13
Outstanding (in dollars per share) | $ / shares	$ 31.62
Escrowed Shares | Escrowed Stock Plan | Brookfield Corporation
Number of Options
Outstanding (in shares)	16,324,000
Transferred (in shares)	1,334,000
Granted (in shares)	0
Outstanding (in shares)	17,658,000
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares	$ 34.84
Transferred (in dollars per share) | $ / shares	34.85
Granted (in dollars per share) | $ / shares	0
Outstanding (in dollars per share) | $ / shares	$ 34.84